Cover	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Entity File Number	001-34045
Entity Registrant Name	Enovis Corporation
Entity Central Index Key	0001420800
Entity Tax Identification Number	54-1887631
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2900 Lake Vista Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Lewisville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75067
City Area Code	(302)
Local Phone Number	252-9160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ENOV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable